Revenue	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Revenue

Note 23.       Revenue

Nature of goods and services

The Group generates revenues from the sale of semiconductors secure chips and from Digital Certificates, Software as a Service, Software license and Post-Contract Customer Support (PCS) for cybersecurity applications. Products and services are sold principally separately but may also be sold in bundled packages.

For bundled packages, the Group accounts for individual products and services separately if they are distinct – i.e. if a product or service is separately identified from other items in the bundled package and if a customer can benefit from it. The consideration is allocated between separate products and services in a bundle based on their stand-alone selling prices. The stand-alone selling prices are determined based on the list prices when available or estimated based on the Adjusted Market Assessment approach (e.g. licenses), or the Expected Cost-Plus Margin approach (e.g., PCS).

The following is a description of the principal activities from which the Group generates its revenue across all reportable segments.

Product and services	Nature, timing of satisfaction of performance obligations and significant payment terms
Semiconductors secure chips

Although they may be sold in connection with other services of the Group, they always represent distinct performance obligations.

The Group recognizes revenue when a customer takes possession of the chips, which usually occurs when the goods are delivered. Customers typically pay once goods are delivered.

SaaS

The Group’s SaaS arrangements cover the provision of cloud-based certificates for authentication purposes such as Device Attestation Certificates (DACs) for MATTER Protocol, IoT Device to Cloud Authentication, or Device-to-Device Authentication. The Group recognizes revenue on a straight-line basis over the service period which is usually yearly renewable.

Where lifelong certificates are issued, the Group recognizes revenue when the certificate is delivered and usable by the customer.

Customers usually pay ahead of the service period; the paid amounts which have not yet been recognized as revenue are shown as deferred revenue on the balance sheet.

Software and INeS Certificate Management Platform

The Group provides software for certificates life-cycle management and signing and authentication solutions through its INeS Certificate Management Platform. The Group recognizes revenue when the software has been delivered or the platform has been set up, and PCS revenue over the service period which is usually one-year renewable.

Customers pay upon delivery of the software or over the PCS.

Implementation, integration and other services	The Group provides services to implement and integrate multi-element cybersecurity solutions. Most of the time the solution elements are off-the-shelve non-customized components which represent distinct performance obligations. Implementation and integration services are payable when rendered, while other revenue elements are payable and recognized as per their specific description in this section.

Disaggregation of revenue

The following table shows the Group’s revenues disaggregated by product or service type:

Disaggregation of revenue	Revenue recognized	At one point in time		Total
(unaudited)		6 months ended June 30,		6 months ended June 30,
USD'000		2024	2023	2024	2023
Secure Microcontrollers Segment
Secure chips	Upon delivery	3,872	10,156	3,872	10,156
Total Secure Microcontrollers Segment		3,872	10,156	3,872	10,156
All Other Segment
Secure chips	Upon delivery	956	4,595	956	4,595
Total All Other Segment		956	4,595	956	4,595
Total Revenue		4,828	14,751	4,828	14,751

For the six months ended June 30, 2024 and 2023, the Group recorded no revenues related to performance obligations satisfied in prior periods.

The following table shows the Group’s revenues disaggregated by geography, based on our customers’ billing addresses:

Net sales by region	Unaudited 6 months ended June 30,
USD'000	2024	2023
Secure Microcontrollers Segment
North America	2,950	7,956
Europe, Middle East and Africa	589	1,388
Asia Pacific	333	812
Total Secure Microcontrollers segment revenue	3,872	10,156
All Other Segment
North America	108	418
Europe, Middle East and Africa	291	3,033
Asia Pacific	557	1,144
Total All Other segment revenue	956	4,595
Total net sales	4,828	14,751

Contract assets, deferred revenue and contract liability

Our contract assets, deferred revenue and contract liability consist of:

	As at June 30,	As at December 31,
USD'000	2024 (unaudited)	2023
Trade accounts receivable
Trade accounts receivable - Secure Microcontrollers Segment	1,255	3,553
Trade accounts receivable - All Other Segment	310	1,550
Total trade accounts receivable	1,565	5,103
Customer contract liabilities
Customer contract liabilities - current	28	125
Total customer contract liabilities	28	125
Deferred revenue
Deferred revenue - Secure Microcontrollers Segment	2	-
Total deferred revenue	2	-

Increases or decreases in trade accounts receivable, contract assets, deferred revenue and contract liability were primarily due to normal timing differences between our performance and customer payments.

Remaining performance obligations

As of June 30, 2024, approximately USD 1,799 is expected to be recognized from remaining performance obligations for contracts. We expect to recognize revenue for these remaining performance obligations in 2024 and 2025.